Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Adjustment Ordinary shares	Adjustment Subscription receivable	Adjustment Additional paid-in capital	Adjustment Statutory reserve	Adjustment (Accumulated deficit) Retained earnings	Adjustment Accumulated other comprehensive (loss) income	Adjustment Total Pop Culture Group Co., Ltd’s Shareholders’ Equity	Adjustment Non-Controlling Interests	Adjustment	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserve	(Accumulated deficit) Retained earnings	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders’ Equity	Non-Controlling Interests	Total
Balance at Jun. 30, 2021											$ 17,850	$ (15,441)	$ 6,643,118	$ 1,241,573	$ 10,498,183	$ 942,822	$ 19,328,105		$ 19,328,105
Balance (in Shares) at Jun. 30, 2021	[1]										1,785,001
Capital contribution from shareholders																		108,437	108,437
Issuance of Class A Ordinary Shares											$ 6,200		33,515,525				33,521,725		33,521,725
Issuance of Class A Ordinary Shares (in Shares)	[1]										620,000
Net income(loss) for the period															787,958		787,958	(100,070)	687,888
Appropriation of statutory reserve														257,796	(257,796)
Foreign currency translation adjustment																(873,803)	(873,803)		(873,803)
Balance at Jun. 30, 2022											$ 24,050	(15,441)	40,158,643	1,499,369	11,028,345	69,019	52,763,985	8,367	52,772,352
Balance (in Shares) at Jun. 30, 2022	[1]										2,405,001
Capital contribution from shareholders																		338,132	338,132
Acquisition of Non-controlling interests													15,617				15,617	(15,617)
Net income(loss) for the period															(24,330,415)		(24,330,415)	(927,281)	(25,257,696)
Appropriation of statutory reserve														37,859	(37,859)
Foreign currency translation adjustment																(1,713,891)	(1,713,891)	39,251	(1,674,640)
Balance at Jun. 30, 2023		$ 24,050	$ (15,441)	$ 40,174,260	$ 1,537,228	$ (14,598,647)	$ (1,644,872)	$ 25,476,578	$ (557,148)	$ 24,919,430	$ 24,050	$ (15,441)	$ 40,174,260	1,537,228	$ (13,339,929)	$ (1,644,872)	$ 26,735,296	$ (557,148)	26,178,148
Balance (in Shares) at Jun. 30, 2023	[1]	2,405,001									2,405,001
Cumulative effect adjustment upon adoption of ASC 326						(1,258,718)		(1,258,718)		(1,258,718)
Fractional shares on reverse stock split		$ 340		(340)
Fractional shares on reverse stock split (in Shares)	[1]	34,040
Issuance of Class A Ordinary Shares		$ 15,000		2,285,223				2,300,223		2,300,223
Issuance of Class A Ordinary Shares (in Shares)	[1]	1,500,000
Net income(loss) for the period						(12,407,127)		(12,407,127)	(224,988)	(12,632,115)									(12,632,115)
A wholly owned subsidiary changes to controlled subsidiary									25,663	25,663
Disposal of a subsidiary									775,657	775,657
Appropriation of statutory reserve					1,215	(1,215)								$ 1,215
Foreign currency translation adjustment							(60,742)	(60,742)	(2,942)	(63,684)
Balance at Jun. 30, 2024		$ 39,390	$ (15,441)	$ 42,459,143	$ 1,538,443	$ (27,006,989)	$ (1,705,614)	$ 15,308,932	$ 16,242	$ 15,325,174									$ 15,325,174
Balance (in Shares) at Jun. 30, 2024	[1]	3,939,041

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023